Summary of Significant Accounting Policies (Details) - Schedule of other minor reclassifications as presented $ in Millions	12 Months Ended
Dec. 31, 2021 CLP ($)
Previous Presentation [Member]
Summary of Significant Accounting Policies (Details) - Schedule of other minor reclassifications as presented [Line Items]
Other operating income	$ 10,391
TOTAL	10,391
Current Presentation [Member]
Summary of Significant Accounting Policies (Details) - Schedule of other minor reclassifications as presented [Line Items]
Net income from non-current assets and groups available for sale not admissible as discontinued operations assets received or awarded in lieu of payment	6,152
sale of fixed assets	673
Income from investments in associates and other companies Income from sale of investment	188
Other operating expenses recovery from operational risk expenses	2,389
Other operating income others	1,662
TOTAL	$ 10,391